Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Contingencies
The breakdown of existing contingencies classified as probable by the Group, based on the evaluation of its legal advisors, which are recognized as a liability, is as follows:

	December 31, 2023	December 31, 2022
Civil	48	6
Labor	10	95
Tax	170	84

Total	228	185

The breakdown of existing contingencies classified as possible by the Group, based on the evaluation of its legal advisors, for which no provision was recognized, is as follows:

	December 31, 2023	December 31, 2022
Civil	114	118
Labor	176	—
Tax	1,067	878

Total	1,357	996